INCOME TAXES - Reconciliation Between The PRC Statutory Income Tax Rate And Effective Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Income tax expenses at PRC statutory income tax rate	¥ 800,053
Foreign tax effects	72,024
Share-based compensation expenses	120,165
Others	4,465
Changes in valuation allowance	(92,279)
Effect of PRC preferential tax rates	(327,268)
Super R&D Deduction	(75,168)
Others	7,753
Total	¥ 509,745	$ 72,893	¥ 265,634	¥ 122,571
Effective Income Tax Rate Reconciliation, Percent
Income tax expenses at PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Foreign tax effects	2.25%	2.25%	(1.74%)	(5.72%)
Effect of permanent difference			1.77%	0.36%
Changes in valuation allowance	(2.88%)	(2.88%)	(3.33%)	(2.40%)
Share-based compensation expenses	3.75%	3.75%
Others	0.14%	0.14%
Effect of PRC preferential tax rates	(10.23%)	(10.23%)	(8.67%)	(7.72%)
Super R&D Deduction	(2.35%)	(2.35%)
Others	0.25%	0.25%	1.46%	0.51%
Effective tax rate	15.93%	15.93%	14.49%	10.03%